Net Income Per Unit	12 Months Ended
Dec. 31, 2015
Net Income Per Unit [Abstract]
Net Income Per Unit
14. Net Income Per Unit

The general partner's and common unit holders' interests in net income are calculated as if all net income for periods subsequent to April 4, 2007, were distributed according to the terms of the partnership agreement, regardless of whether those earnings would or could be distributed. The partnership agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash (Note 12), which is a contractually-defined term that generally means all cash on hand at the end of each quarter after establishment of cash reserves determined by the Partnership's board of directors to provide for the proper resources for the Partnership's business. Unlike available cash, net income is affected by non-cash items. The Partnership follows the guidance relating to the Application of the Two-Class Method and its application to Master Limited Partnerships which considers whether the incentive distributions of a master limited partnership represent a participating security when considered in the calculation of earnings per unit under the Two-Class Method.
This guidance also considers whether the partnership agreement contains any contractual limitations concerning distributions to the incentive distribution rights that would impact the amount of earnings to allocate to the incentive distribution rights for each reporting period.
Under the partnership agreement, the holder of the incentive distribution rights in the Partnership, which is currently CGP, assuming that there are no cumulative arrearages on common unit distributions, has the right to receive an increasing percentage of cash distributions (Note 12).
The Partnership excluded the dilutive effect of the 12,983,333 and 14,223,737 Class B Convertible Preferred Units in calculating dilutive EPU as of December 31, 2015 and 2014, respectively as they were anti-dilutive. As of December 31, 2013 no Class B Convertible Preferred Units were excluded as they were dilutive.
As of December 31, 2015 the Partnership excluded the dilutive effect of 850,000 non-vested unit awards in calculating dilutive EPU for its common unitholders as they were anti-dilutive. As of December 31, 2014 and 2013 there were no non-vested units. The non-vested units are participating securities because they received distributions from the Partnership and these distributions do not have to be returned to the Partnership if the non-vested units are forfeited by the grantee.
Excluding the non-cash gain from bargain purchase for the year ended December 31, 2013, as it was not distributed to the Partnership's unit holders, the Partnership's net income for the years ended December 31, 2015, 2014 and 2013 did not exceed the First Target Distribution Level, and as a result, the assumed distribution of net income did not result in the use of increasing percentages to calculate CGP's interest in net income.
The two class method used to calculate EPU is as follows:

BASIC	2015	2014	2013
Numerators
Partnership's net income	$55,410	$44,012	$99,481
Less:
Preferred unit holders' interest in Partnership's net income	11,334	14,042	18,805
General Partner's interest in Partnership's net income	879	593	1,598
Partnership's net income allocable to unvested units	8	—	678
Common unit holders' interest in Partnership's net income	$43,189	$29,377	$78,400
Denominators
Weighted average number of common units outstanding, basic	115,030,879	93,353,168	75,645,207
Net income per common unit:
Basic	$0.38	$0.31	$1.04

DILUTED	2015	2014	2013
Numerators
Partnership's net income	$55,410	$44,012	99,481
Less:
Preferred unit holders' interest in Partnership's net income	11,334	14,042	18,805
General Partner's interest in Partnership's net income	879	593	1,574
Partnership's net income allocable to unvested units	8	—	678
Add:
Preferred unit holders' interest in Partnership's net income	—	—	18,805
Partnership's net income allocable to unvested units	—	—	678
	$43,189	$29,377	97,907
Denominators
Weighted average number of common units outstanding, basic	115,030,879	93,353,168	75,645,207
Dilutive effect of preferred units	—	—	21,069,664
Dilutive effect of unvested shares	—	—	654,265
Weighted average number of common units outstanding, diluted	115,030,879	93,353,168	97,369,136
Net income per common unit:
Diluted	$0.38	$0.31	1.01